Operating assets and liabilities - Intangible assets and property, plant and equipment - Intangible assets and property, plant and equipment (Details) - DKK (kr) kr in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in intangible assets other than goodwill [abstract]
Cost at the beginning of the year	[1]	kr 90,804
Amortisation and impairment losses at the beginning of the year	[1]	(90,804)
Impairment losses for the year		2,760	kr 9,513	kr 1,414
Amortisation and impairment losses at the end of the year	[1]	(110,208)	(90,804)
Carrying amount at the end of the year	[1]	110,208	90,804
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year		161,680
Depreciation and impairment losses at the beginning of the year		(161,680)
Depreciation for the year		8,137	6,033	5,455
Impairment losses for the year		4,556	1,049	710
Depreciation and impairment losses at the end of the year		(208,378)	(161,680)
Carrying amount at the end of the year		208,378	161,680
Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year		40,670
Depreciation and impairment losses at the beginning of the year		(40,670)
Depreciation and impairment losses at the end of the year		(41,902)	(40,670)
Carrying amount at the end of the year		41,902	40,670
Plant and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year		31,481
Depreciation and impairment losses at the beginning of the year		(31,481)
Depreciation and impairment losses at the end of the year		(31,544)	(31,481)
Carrying amount at the end of the year		31,544	31,481
Other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year		4,032
Depreciation and impairment losses at the beginning of the year		(4,032)
Depreciation and impairment losses at the end of the year		(4,310)	(4,032)
Carrying amount at the end of the year		4,310	4,032
Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year		85,497
Depreciation and impairment losses at the beginning of the year		(85,497)
Depreciation and impairment losses at the end of the year		(130,622)	(85,497)
Carrying amount at the end of the year		130,622	85,497
Intellectual property rights
Reconciliation of changes in intangible assets other than goodwill [abstract]
Cost at the beginning of the year		86,836
Amortisation and impairment losses at the beginning of the year		(86,836)
Amortisation and impairment losses at the end of the year		(106,225)	(86,836)
Carrying amount at the end of the year		106,225	86,836
Software and other intangibles
Reconciliation of changes in intangible assets other than goodwill [abstract]
Cost at the beginning of the year		3,968
Amortisation and impairment losses at the beginning of the year		(3,968)
Amortisation and impairment losses at the end of the year		(3,983)	(3,968)
Carrying amount at the end of the year		3,983	3,968
Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Cost at the beginning of the year		113,111	66,329
Amortisation and impairment losses at the beginning of the year		(113,111)	(66,329)
Additions during the year		29,247	4,875
Disposals during the year		(52)	(283)
Effect of exchange rate adjustment		(841)	946
Amortisation and impairment losses at the end of the year		(141,465)	(113,111)	(66,329)
Carrying amount at the end of the year		141,465	113,111	66,329
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year		214,076	138,583
Depreciation and impairment losses at the beginning of the year		(214,076)	(138,583)
Additions from acquisition of businesses (note 5.3)			24,642
Additions during the year		65,002	52,185
Disposals during the year		(5,160)	(3,008)
Transfer and reclassifications		0	0
Effect of exchange rate adjustment		(6,604)	1,674
Depreciation and impairment losses at the end of the year		(267,314)	(214,076)	(138,583)
Carrying amount at the end of the year		267,314	214,076	138,583
Gross carrying amount | Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year		61,374	48,990
Depreciation and impairment losses at the beginning of the year		(61,374)	(48,990)
Additions from acquisition of businesses (note 5.3)			5,937
Additions during the year		5,127	3,789
Disposals during the year		(392)	(632)
Transfer and reclassifications		2,287	2,342
Effect of exchange rate adjustment		(2,837)	948
Depreciation and impairment losses at the end of the year		(65,559)	(61,374)	(48,990)
Carrying amount at the end of the year		65,559	61,374	48,990
Gross carrying amount | Plant and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year		57,039	40,951
Depreciation and impairment losses at the beginning of the year		(57,039)	(40,951)
Additions from acquisition of businesses (note 5.3)			12,325
Additions during the year		1,877	872
Disposals during the year		(509)	(1,305)
Transfer and reclassifications		3,564	3,602
Effect of exchange rate adjustment		(1,951)	594
Depreciation and impairment losses at the end of the year		(60,020)	(57,039)	(40,951)
Carrying amount at the end of the year		60,020	57,039	40,951
Gross carrying amount | Other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year		10,166	8,979
Depreciation and impairment losses at the beginning of the year		(10,166)	(8,979)
Additions from acquisition of businesses (note 5.3)			276
Additions during the year		1,222	874
Disposals during the year		(647)	(547)
Transfer and reclassifications		762	509
Effect of exchange rate adjustment		(390)	75
Depreciation and impairment losses at the end of the year		(11,113)	(10,166)	(8,979)
Carrying amount at the end of the year		11,113	10,166	8,979
Gross carrying amount | Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year		85,497	39,663
Depreciation and impairment losses at the beginning of the year		(85,497)	(39,663)
Additions from acquisition of businesses (note 5.3)			6,104
Additions during the year		56,776	46,650
Disposals during the year		(3,612)	(524)
Transfer and reclassifications		(6,613)	(6,453)
Effect of exchange rate adjustment		(1,426)	57
Depreciation and impairment losses at the end of the year		(130,622)	(85,497)	(39,663)
Carrying amount at the end of the year		130,622	85,497	39,663
Gross carrying amount | Additions from acquisition of businesses (note 5.3)
Reconciliation of changes in intangible assets other than goodwill [abstract]
Additions from acquisition of businesses (note 5.3)			41,244
Gross carrying amount | Intellectual property rights
Reconciliation of changes in intangible assets other than goodwill [abstract]
Cost at the beginning of the year		106,709	60,745
Amortisation and impairment losses at the beginning of the year		(106,709)	(60,745)
Additions during the year		28,719	4,165
Disposals during the year		0	(213)
Effect of exchange rate adjustment		(663)	858
Amortisation and impairment losses at the end of the year		(134,765)	(106,709)	(60,745)
Carrying amount at the end of the year		134,765	106,709	60,745
Gross carrying amount | Intellectual property rights | Additions from acquisition of businesses (note 5.3)
Reconciliation of changes in intangible assets other than goodwill [abstract]
Additions from acquisition of businesses (note 5.3)			41,154
Gross carrying amount | Software and other intangibles
Reconciliation of changes in intangible assets other than goodwill [abstract]
Cost at the beginning of the year		6,402	5,584
Amortisation and impairment losses at the beginning of the year		(6,402)	(5,584)
Additions during the year		528	710
Disposals during the year		(52)	(70)
Effect of exchange rate adjustment		(178)	88
Amortisation and impairment losses at the end of the year		(6,700)	(6,402)	(5,584)
Carrying amount at the end of the year		6,700	6,402	5,584
Gross carrying amount | Software and other intangibles | Additions from acquisition of businesses (note 5.3)
Reconciliation of changes in intangible assets other than goodwill [abstract]
Additions from acquisition of businesses (note 5.3)			90
Depreciation and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Cost at the beginning of the year		(22,307)	(10,387)
Amortisation and impairment losses at the beginning of the year		22,307	10,387
Effect of exchange rate adjustment		(287)	178
Total amortisation		6,529	2,512
Impairment losses for the year		2,760	9,513
Amortisation and impairment losses reversed on disposals during the year		(52)	(283)
Amortisation and impairment losses at the end of the year		31,257	22,307	10,387
Carrying amount at the end of the year		(31,257)	(22,307)	(10,387)
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year		(52,396)	(47,622)
Depreciation and impairment losses at the beginning of the year		52,396	47,622
Effect of exchange rate adjustment		(1,297)	235
Depreciation for the year		8,137	6,033
Impairment losses for the year		4,556	1,049
Depreciation and impairment losses reversed on disposals during the year		(4,856)	(2,543)
Depreciation and impairment losses at the end of the year		58,936	52,396	47,622
Carrying amount at the end of the year		(58,936)	(52,396)	(47,622)
Depreciation and impairment losses | Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year		(20,704)	(18,325)
Depreciation and impairment losses at the beginning of the year		20,704	18,325
Effect of exchange rate adjustment		(565)	113
Depreciation for the year		3,438	2,786
Impairment losses for the year		401	43
Depreciation and impairment losses reversed on disposals during the year		(321)	(563)
Depreciation and impairment losses at the end of the year		23,657	20,704	18,325
Carrying amount at the end of the year		(23,657)	(20,704)	(18,325)
Depreciation and impairment losses | Plant and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year		(25,558)	(23,834)
Depreciation and impairment losses at the beginning of the year		25,558	23,834
Effect of exchange rate adjustment		(493)	69
Depreciation for the year		3,382	2,099
Impairment losses for the year		400	474
Depreciation and impairment losses reversed on disposals during the year		(371)	(918)
Depreciation and impairment losses at the end of the year		28,476	25,558	23,834
Carrying amount at the end of the year		(28,476)	(25,558)	(23,834)
Depreciation and impairment losses | Other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year		(6,134)	(5,463)
Depreciation and impairment losses at the beginning of the year		6,134	5,463
Effect of exchange rate adjustment		(239)	53
Depreciation for the year		1,317	1,148
Impairment losses for the year		180	8
Depreciation and impairment losses reversed on disposals during the year		(589)	(538)
Depreciation and impairment losses at the end of the year		6,803	6,134	5,463
Carrying amount at the end of the year		(6,803)	(6,134)	(5,463)
Depreciation and impairment losses | Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year		0	0
Depreciation and impairment losses at the beginning of the year		0	0
Effect of exchange rate adjustment		0	0
Depreciation for the year		0	0
Impairment losses for the year		3,575	524
Depreciation and impairment losses reversed on disposals during the year		(3,575)	(524)
Depreciation and impairment losses at the end of the year		0	0	0
Carrying amount at the end of the year		0	0	0
Depreciation and impairment losses | Intellectual property rights
Reconciliation of changes in intangible assets other than goodwill [abstract]
Cost at the beginning of the year		(19,873)	(8,225)
Amortisation and impairment losses at the beginning of the year		19,873	8,225
Effect of exchange rate adjustment		(252)	163
Total amortisation		6,211	2,257
Amortisation and impairment losses reversed on disposals during the year		0	(213)
Amortisation and impairment losses at the end of the year		28,540	19,873	8,225
Carrying amount at the end of the year		(28,540)	(19,873)	(8,225)
Depreciation and impairment losses | Software and other intangibles
Reconciliation of changes in intangible assets other than goodwill [abstract]
Cost at the beginning of the year		(2,434)	(2,162)
Amortisation and impairment losses at the beginning of the year		2,434	2,162
Effect of exchange rate adjustment		(35)	15
Total amortisation		318	255
Impairment losses for the year		52	72
Amortisation and impairment losses reversed on disposals during the year		(52)	(70)
Amortisation and impairment losses at the end of the year		2,717	2,434	2,162
Carrying amount at the end of the year		kr (2,717)	kr (2,434)	kr (2,162)

[1]	Effective 1 January 2025, 'goodwill' is presented as a separate line item to enhance clarity of presentation and disclosures. In prior years, goodwill was included in the line item 'intangible assets' and has therefore been reclassified to the new line item.